                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060

                                   ----------

                            HOLLAND SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                 Copy to:
              Michael Holland               State Street Bank and Trust Company
          President and Treasurer                   Julie Tedesco, Esq.
         Holland Series Fund, Inc.               4 Copley Place, 5th Floor
              375 Park Avenue                   Boston, Massachusetts 02116
         New York, New York 10152

                                                            and

                                                   Timothy Diggins, Esq.
                                                        Ropes & Gray
                                                  One International Place
                                                Boston, Massachusetts 02110

Registrant's telephone number, including area code: (800) 304-6552

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2009

ITEM 1: SHAREHOLDER REPORT

                                                           HOLLAND BALANCED FUND


                               [PICTURE GRAPHIC]



                                             S e m i - A n n u a l  R e p o r t
                                                      March 31, 2009 (Unaudited)

----------------------------


CONTENTS

Letter from the President..    1

Cumulative Performance.....    2

Management Discussion of
  Fund Performance and
  Notes to Performance.....    3

Statement of Net Assets....    5

Statement of Operations....    8

Statements of Changes in
  Net Assets...............    9

Financial Highlights.......   10

Notes to Financial
  Statements...............   11

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - LETTER FROM THE PRESIDENT

--------------------------------------------------------------------------------

March 31, 2009

--------------------------------------------------------------------------------

                                                              (M. HOLLAND PHOTO)
Dear Fellow Shareholder:

Our Fund's mission to invest exclusively in the highest quality fixed income securities and highest quality companies' equities has continued to be a source of relative calm in the recent stormy financial environment. Our U.S. Treasury holdings (primarily U.S. Treasury inflation-protected notes) and blue chip company equities have provided a sensibleinvestment posture for our challenging and changing time.

Our Fund's cumulative total return since inception (October 2, 1995 through March 31, 2009) is 64.80%. For the twelve months ended March 31, 2009, our Fund's total return is -22.33%, compared to -26.60% for the Lipper Balanced Fund Index and -39.68% for the S&P 500 Index, a period during which many of the world markets experienced major setbacks.

With Bullish Regards,

/s/ Michael F. Holland
Michael F. Holland
President and Founder

Performance data quoted represents past performance. Past performance does not guarantee future results. All performance assumes reinvestment of dividends and capital gains. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling: 1-800-304-6552.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - CUMULATIVE PERFORMANCE (UNAUDITED)

--------------------------------------------------------------------------------

March 31, 2009

--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poors 500 Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund annual operating expenses gross of advisory fee waivers as of March 31, 2009 is 1.94%.

                                  (LINE GRAPH)

                             INVESTMENT PERFORMANCE
                      For the Periods Ended March 31, 2009



                                                                           Average    Total Return
                                                                        Annualized      Cumulative
                                               Average       Average         SINCE           SINCE
                                            Annualized    Annualized     INCEPTION       INCEPTION
Return over the period          One Year     Five Year      Ten Year     (10/2/95)       (10/2/95)
--------------------------------------------------------------------------------------------------
HOLLAND BALANCED FUND (a)        -22.33%        -1.64%         0.03%         3.77%          64.80%
Lipper Balanced Fund Index (b)   -26.60%        -1.54%         0.76%         4.41%          79.17%
Standard & Poor's 500 Index
  (b)                            -39.68%        -6.66%        -4.66%         2.33%          36.53%
90 Day US Treasury Bill (b)        1.39%         3.10%         3.13%         3.63%          61.79%

--------------------------------------------------------------------------------------------------

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - MANAGEMENT DISCUSSION OF

                        FUND PERFORMANCE (UNAUDITED)



--------------------------------------------------------------------------------

March 31, 2009

--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2009), our Fund's cumulative total return was 64.80% compared to 79.17% for the Lipper Balanced Fund Index, which is an unmanaged index. For the past six months ended March 31, 2009, our Fund's total return was -19.34% compared to -19.02% for the Lipper Index.

Our Fund's exclusive investment in the largest and highest quality companies and U.S. Treasury securities has performed relatively well in a difficult market environment.

Our portfolio composition by sector, which is detailed below, was helpful in two respects: Our large position in U.S. Treasury inflation-indexed securities and our exposure to companies of the highest financial strength provided relative safety in a very challenging environment. The relative performance of the large company sector compared to small and medium sized company equities was likewise a positive factor.

Portfolio composition by sector
(AS A % OF TOTAL NET ASSETS) - UNAUDITED
--------------------------------------------------------------------------------

                                   (PIE CHART)


DESCRIPTION                                          % OF NET ASSETS
--------------------------------------------------------------------
Other Assets                                                0.2%
U.S. Government                                            33.0
Finance                                                    10.4
Diversified Manufacturing                                  10.0
Energy                                                      8.4
Technology                                                  8.3
Multi Media                                                 7.3
Repurchase Agreement                                        6.7
Consumer Basics                                             5.9
Retail                                                      5.6
Food & Beverages                                            4.2
--------------------------------------------------------------------


Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - MANAGEMENT DISCUSSION OF

                        FUND PERFORMANCE (UNAUDITED) (concluded)



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOTES TO PERFORMANCE

--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund Index is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The Standard & Poors 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The 90-Day U.S. Treasury Bill rate is the average return on three month U.S. Treasury Bills. The Standard & Poors 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise each index. You cannot invest directly in an index.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



March 31,2009 (Unaudited)                        Shares        Value(+)
-----------------------------------------------------------------------
COMMON STOCKS-60.1%

COMPUTERS-4.5%
International Business Machines Corp.          12,800       $ 1,240,192
                                                            -----------

ELECTRONICS-8.1%
3M Co.                                         21,200         1,054,064
Intel Corp.                                    77,800         1,170,890
                                                            -----------
                                                              2,224,954
                                                            -----------
ENTERTAINMENT & LEISURE-3.6%
The Walt Disney Co.                            55,000           998,800
                                                            -----------

FINANCIAL-3.4%
American Express Co.                           30,000           408,900
JPMorgan Chase & Co.                           20,000           531,600
                                                            -----------
                                                                940,500
                                                            -----------
FOOD & BEVERAGES-4.2%
PepsiCo, Inc.                                  22,500         1,158,300
                                                            -----------

INSURANCE-7.0%
Berkshire Hathaway, Inc. Class A*                  11           953,700
Chubb Corp                                     23,000           973,360
                                                            -----------
                                                              1,927,060
                                                            -----------
OIL/GAS-8.4%
Exxon Mobil Corp.                              19,000         1,293,900
Schlumberger, Ltd.                             25,200         1,023,624
                                                            -----------
                                                              2,317,524
                                                            -----------
PHARMACEUTICALS-5.9%
Johnson & Johnson                              25,500         1,341,300
Pfizer, Inc.                                   20,000           272,400
                                                            -----------
                                                              1,613,700
                                                            -----------
PRODUCER GOODS-1.9%
General Electric Co.                           52,900           534,819
                                                            -----------

RETAIL-5.6%
Home Depot, Inc.                               21,000           494,760
Wal-Mart Stores, Inc.                          20,000         1,042,000
                                                            -----------
                                                              1,536,760
                                                            -----------
SOFTWARE-3.8%
Microsoft Corp.                                56,400         1,036,068
                                                            -----------

TELECOMMUNICATIONS-3.7%
Comcast Corp. Class A                          75,000         1,023,000
                                                            -----------
     Total Common Stocks
       (Cost-$20,333,786)                                    16,551,677
                                                            -----------




--------------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)

--------------------------------------------------------------------------------


March 31,2009 (Unaudited)                     Principal        Value(+)
-----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-33.0%

U.S. TREASURY NOTES-33.0%
United States Treasury Note, 5.00%
  due 2/15/11                                $  500,000     $   539,922
United States Treasury Note**, 3.50%
  due 1/15/11                                 8,187,615       8,548,378
                                                            -----------
     Total U.S. Government Securities
       (Cost-$8,754,900)                                      9,088,300
                                                            -----------

REPURCHASE AGREEMENT-6.7%
State Street Bank and Trust Co.
     Repurchase Agreement, 0.01% due
     04/01/09 in the amount of
     $1,860,001; issued 03/31/09
     (Collateralized by $1,900,000
     U.S. Treasury Bill, 0.26% due
     08/13/09 with a market value of
     $1,898,100)
     (Cost $1,860,000)                        1,860,000       1,860,000
                                                            -----------
     Total Investments-99.8%
     (Cost-$30,948,686)                                      27,499,977
                                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES-0.2%                                               52,585
                                                            -----------
NET ASSETS-100%
Applicable to 2,310,687 outstanding
     $0.01 par value shares (authorized
     1,000,000,000)                                         $27,552,562
                                                            ===========
Net asset value, offering price and
     redemption price per share                             $     11.92
                                                            ===========




--------------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------


March 31, 2009 (Unaudited)
----------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2009
Capital stock at par value ($0.01).................  $    23,107
Capital stock in excess of par value...............   30,786,218
Undistributed net investment loss..................     (105,269)
Net accumulated realized gain on investments in
  securities.......................................      297,215
Net unrealized depreciation on investments in
  securities.......................................   (3,448,709)
                                                     -----------
     Net Assets....................................  $27,552,562
                                                     ===========



--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
+ See Note 2 to Financial Statements

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


Six Months Ended March 31, 2009 (Unaudited)
-----------------------------------------------------------------
INTEREST INCOME:
Dividends...........................................  $   265,022
Interest (Note 2)...................................     (138,376)
                                                      -----------
     Total investment income........................      126,646
                                                      -----------
EXPENSES:
Investment advisory fees (Note 3)...................      112,492
Administration and custody fees (Note 4)............       70,723
Transfer agent fees.................................       32,689
Shareholder reports.................................       27,701
Registration fees...................................       12,845
Audit fees..........................................       12,248
Directors' fees.....................................        9,696
Insurance fees......................................        9,640
Legal fees..........................................        1,745
Miscellaneous expenses..............................        1,416
                                                      -----------
     Total operating expenses.......................      291,195
     Waiver of investment advisory fee (Note 3).....      (66,211)
                                                      -----------
     Net Expenses...................................      224,984
                                                      -----------
Net investment loss.................................      (98,338)
                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on investments....................      322,878
Net change in unrealized appreciation...............   (7,325,298)
                                                      -----------
     Net realized and unrealized loss on
       investments..................................   (7,002,420)
                                                      -----------
     Net decrease in net assets resulting from
       operations...................................  $(7,100,758)
                                                      ===========




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                          Six Months Ended
                                                 March 31,      Year Ended
                                                      2009   September 30,
                                               (Unaudited)            2008
--------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income (loss)............     $   (98,338)     $   836,602
Net realized gain.......................         322,878        1,178,153
Net change in unrealized
  appreciation/(depreciation) on
  investments...........................      (7,325,298)      (5,117,934)
                                             -----------      -----------
Decrease in net assets from operations..      (7,100,758)      (3,103,179)
                                             -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...................        (240,035)        (713,371)
Net realized gains......................        (796,209)      (1,394,825)
CAPITAL SHARE TRANSACTIONS, NET (NOTE
  9)....................................      (1,277,193)      (2,169,437)
                                             -----------      -----------
Decrease in Net Assets..................      (9,414,195)      (7,380,812)
                                             -----------      -----------

NET ASSETS:
     Beginning of period................      36,966,757       44,347,569
                                             -----------      -----------
     End of period......................     $27,552,562      $36,966,757
                                             ===========      ===========

UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)/INCOME, END OF YEAR............     $  (105,269)     $   233,104
                                             ===========      ===========




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------


                                Six Months
For a capital share       Ended March  31,         Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
outstanding                           2009      September 30,   September 30,   September 30,   September 30,   September 30,
throughout each period         (Unaudited)               2008            2007            2006            2005            2004
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value,
  beginning of period          $ 15.29             $ 17.39         $ 16.38         $ 15.41         $ 15.04         $ 14.50
                               -------             -------         -------         -------         -------         -------

INCREASE/ DECREASE FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)                         (0.04)               0.35            0.23            0.25            0.29            0.21
Net realized and
  unrealized gain (loss)
  on investments                 (2.90)              (1.60)           1.58            0.95            0.38            0.53
                               -------             -------         -------         -------         -------         -------
     Total income (loss)
       from operations           (2.94)              (1.25)           1.81            1.20            0.67            0.74
                               -------             -------         -------         -------         -------         -------

LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income            (0.10)              (0.29)          (0.24)          (0.23)          (0.30)          (0.20)
Net realized gain on
  investments                    (0.33)              (0.56)          (0.56)             --              --              --
                               -------             -------         -------         -------         -------         -------
Total dividends and
  distributions                  (0.43)              (0.85)          (0.80)          (0.23)          (0.30)          (0.20)
                               -------             -------         -------         -------         -------         -------
Net asset value, end of
  period                       $ 11.92             $ 15.29         $ 17.39         $ 16.38         $ 15.41         $ 15.04
                               =======             =======         =======         =======         =======         =======

Total return                    (19.34)%(a),(b)      (7.42)%(a)      11.33%(a)        7.90%(a)        4.48%           5.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (000's)               $27,553             $36,967         $44,348         $46,591         $50,454         $62,422
Ratio of expenses to
  average net assets
  before fee waivers and
  reimbursement of other
  expenses                        1.94%(c)            1.63%           1.66%           1.71%           1.45%           1.33%
Ratio of expenses to
  average net assets
  after fee waivers and
  reimbursement of other
  expenses                        1.50%(c)            1.50%           1.50%           1.50%           1.45%           1.33%
Ratio of net investment
  income to average net
  assets after fee
  waivers and
  reimbursement of other
  expenses                       (0.66)%(c)           2.09%           1.34%           1.57%           1.89%           1.42%
Portfolio turnover                2.51%(b)            1.96%           1.22%           2.94%           7.60%           8.89%



--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b) Not annualized
 (c) Annualized

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

March 31, 2009 (Unaudited)

--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments, less expense. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to the inflation are reflected in interest income in the Statement of Operations.

Indemnifications
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2009 (Unaudited)

--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)



Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of the Fund.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     - Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2009 (Unaudited)

--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)



The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:

-------------------------------------------------------------------
                                                     Investments in
Valuation Inputs                                         Securities
-------------------------------------------------------------------
Level 1 - Quoted Prices                                $25,639,977
Level 2 - Other Significant Observable Inputs            1,860,000
Level 3 - Significant Unobservable Inputs                       --
                                                       -----------
TOTAL                                                  $27,499,977
                                                       ===========

-------------------------------------------------------------------


Dividends and Distributions to Shareholders
The Fund distributes interest and dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as Investment Adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the six months ended March 31, 2009, the Investment Adviser waived $66,211 in advisory fees. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2009 (Unaudited)

--------------------------------------------------------------------------------

3.  INVESTMENT ADVISORY AGREEMENT (continued)



As of March 31, 2009, Michael F. Holland and affiliates owned 117,675 shares (5.09% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY,
    ADMINISTRATION AND DISTRIBUTION AGREEMENTS

State Street Bank and Trust Company ("State Street"), pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and/or state laws and regulations.

For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,500 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

Alps Distributors Inc. pursuant to a distribution agreement with the Fund provides distribution of the Fund's shares. The Investment Advisor bears the distribution cost.

5.  DIRECTORS' FEES

The Fund pays each Independent Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors or Officers.

6.  LIABILITIES

At March 31, 2009, the Fund had the following liabilities:

Payable for Capital Shares repurchased..........  $ 2,081
Investment Advisory fee payable.................    7,712
Directors fee payable...........................    3,274
Administration fees payable.....................    7,775
Other payable and accrued expenses..............   43,426
                                                  -------
  Total liabilities.............................  $64,268
                                                  =======


Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2009 (Unaudited)

--------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2009 aggregated $742,373 and $0 respectively. Purchases and sales of U.S. Government Securities, for the six months ended aggregated $0 and $3,802,031 respectively.

8.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

9.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2009, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

----------------------------------------------------------------------------
                                Six Months Ended            Year Ended
                                     3/31/09                  9/30/08
----------------------------------------------------------------------------
                               Shares        Amount     Shares        Amount
----------------------------------------------------------------------------
Shares Sold                    60,710   $   777,855     62,953   $ 1,016,663
Shares Reinvested              74,720       933,863    114,277     1,863,405
                             --------   -----------   --------   -----------
                              135,430     1,711,718    177,230     2,880,068
Shares Redeemed              (242,871)   (2,988,911)  (309,106)   (5,049,505)
                             --------   -----------   --------   -----------
NET DECREASE                 (107,441)  $(1,277,193)  (131,876)  $(2,169,437)
                             ========   ===========   ========   ===========

----------------------------------------------------------------------------

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2009 (Unaudited)

--------------------------------------------------------------------------------

10.  INCOME TAXES

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at March 31, 2009 for the Fund were as follows:

---------------------------------------------------------------------
                                                     Cost for Federal
 Appreciation    Depreciation    Net Depreciation        Tax Purposes
---------------------------------------------------------------------
  $1,515,491      $(4,964,200)        $(3,448,709)        $30,948,686



On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. Accordingly the Fund implemented FIN 48 on March 31, 2008. Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund's financial statements.

11.  NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

12.  SUBSEQUENT EVENT

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION

--------------------------------------------------------------------------------

PROXY VOTING POLICIES

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30, 2008 on Form N-PX, which must be filed each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-30-HOLLAND or on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO OF INVESTMENTS

Beginning December 31, 2004, a Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-30-HOLLAND.

SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended September 30, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid during the Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION (concluded)

--------------------------------------------------------------------------------

--------------------------------------------------------
         For the Six Months Ended March 31, 2009
--------------------------------------------------------

                               Value of a
                                   $1,000      Expenses*
                            Investment at    Paid During
Actual                      End of Period     the Period
--------------------------------------------------------
                                  $806.64          $6.76




--------------------------------------------------------
         For the Six Months Ended March 31, 2009
--------------------------------------------------------

Hypothetical                   Value of a
(assuming a 5%                     $1,000      Expenses*
return before               Investment at    Paid During
expenses)                   End of Period     the Period
--------------------------------------------------------
                                $1,017.45          $7.54



* Expenses are equal to the Fund's annualized net expense ratio of 1.50% multiplied by the average account value over the period multiplied by 182/365 to reflect the one-half year period.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email    mike@thehollandfund.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
2 Lafayette Avenue
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Briggs, Bunting & Dougherty, LLP
1835 Market St., 26th Floor
Philadelphia, PA 19103

---------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email    mike@thehollandfund.com
Website  www.thehollandfund.com







This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS

Not required for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)  Schedule of Investments is included as part of Item 1 of the Form N-CSR.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no materials changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Fund's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Fund in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Filing.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3) Not applicable to the Filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By:   /s/ Michael F. Holland
      ----------------------------------
      Michael Holland
      President and Treasurer of Holland
      Series Fund, Inc.

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Michael F. Holland
      ----------------------------------
      Michael Holland
      President and Treasurer of Holland
      Series Fund, Inc.

Date: May 27, 2009